Portfolio of Investments (unaudited)
As of June 30, 2024
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—6.9%
Biotechnology—3.2%
Abcuro, Inc. Series B	232,252	$ 1,274,994
Arbor Biotechnologies, Inc. Series B,8.00%	38,624	317,489
Arkuda Therapeutics, Inc. Series B,6.00%	447,566	496,709
Arkuda Therapeutics, Inc. Series A,6.00%	1,008,829	101
Flamingo Therapeutics, Inc. Series A3	107,120	700,940
Hotspot Therapeutics, Inc. Series C,6.00%	284,119	623,272
Hotspot Therapeutics, Inc. Series B,6.00%	1,291,668	2,833,532
Incendia Therapeutics, Inc. Series A	832,650	1,599,995
Invetx, Inc. Series B,8.00%	1,387,853	930,000
Invetx, Inc. Series A,8.00%	3,229,167	2,163,865
Priothera Co. Ltd. Series A,6.00%	152,534	285,874
Quell Therapeutics Ltd. Series B	731,121	1,520,001
Recode Therapeutics, Inc. Series B,5.00%	155,959	1,440,001
		14,186,773
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	421,634	42
Pharmaceuticals—3.7%
Amolyt Pharma SAS Series C	686,930	5,386,414
Biotheryx, Inc. Series E,8.00%	609,524	395,215
Curasen Therapeutics, Inc. Series A	7,801,332	3,740,739
Endeavor Group Holdings, Inc. Series C	54,815	357,646
Endeavor Group Holdings, Inc. Series B,8.00%	296,855	1,936,860
Engrail Therapeutics, Inc. Series B	2,124,646	2,250,000
HiberCell, Inc. Series C	719,652	333,631
HiberCell, Inc. Series B	1,305,163	605,073
Qlaris Bio, Inc. Series B	1,974,522	1,550,000
		16,555,578
Total Convertible Preferred Stocks		30,742,393
Convertible Notes(a),(b),(c)—0.4%
Pharmaceuticals—0.1%
Curasen Therapeutics, Inc., 8.00%, 04/04/25	$362,738	362,738
Curasen Therapeutics, Inc., 8.00%, 04/05/25	201,062	201,062
		563,800
Biotechnology—0.3%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	323,871	323,870
Incendia Therapeutics, Inc., 8.00%, 04/18/25	738,460	738,460
		1,062,330
Total Convertible Notes		1,626,130
Common Stocks—87.6%
Biotechnology—71.7%
89bio, Inc.(b)	206,494	1,654,017
Abeona Therapeutics, Inc.(b)	126,348	535,716
Affimed NV(b)	20,862	113,698
Akero Therapeutics, Inc.(b)	83,383	1,956,165
Alkermes PLC(b)	163,387	3,937,627
Alnylam Pharmaceuticals, Inc.(b)	55,563	13,501,809
ALX Oncology Holdings, Inc.(b)	66,211	399,252
Amgen, Inc.	135,244	42,256,988
Apellis Pharmaceuticals, Inc.(b)	80,687	3,095,153
ARCA biopharma, Inc.(b)	32,461	124,326
Arcutis Biotherapeutics, Inc.(b)	62,005	576,646
Ardelyx, Inc.(b)	441,923	3,274,649
Argenx SE, ADR(b)	21,013	9,036,431
	Shares or Principal Amount	Value

Arrowhead Pharmaceuticals, Inc.(b)	141,355	$ 3,673,816
Ascendis Pharma AS, ADR(b)	52,506	7,160,768
Avidity Biosciences, Inc.(b)	35,638	1,455,812
BeiGene Ltd., ADR(b)	16,838	2,402,277
Biogen, Inc.(b)	86,075	19,953,906
BioMarin Pharmaceutical, Inc.(b)	158,675	13,063,713
BioNTech SE, ADR(b)	18,676	1,500,803
Caribou Biosciences, Inc.(b)	181,487	297,639
Chinook Therapeutics, Inc. CVR(b)	59,063	133,482
Corbus Pharmaceuticals Holdings, Inc.(b)	5,143	232,721
Crinetics Pharmaceuticals, Inc.(b)	66,196	2,964,919
Cytokinetics, Inc.(b)	92,650	5,019,777
Denali Therapeutics, Inc.(b)	239,564	5,562,676
Dyne Therapeutics, Inc.(b)	17,869	630,597
Exelixis, Inc.(b)	186,118	4,182,071
G1 Therapeutics, Inc.(b)	223,377	509,300
Galera Therapeutics, Inc.(b)	125,773	17,206
Gilead Sciences, Inc.	367,603	25,221,242
GRAIL, Inc.(b)	10,173	156,362
HilleVax, Inc.(b)	27,000	390,420
I-Mab, ADR(b)	26,109	43,602
Immunovant, Inc.(b)	137,109	3,619,678
Insmed, Inc.(b)	57,005	3,819,335
Intellia Therapeutics, Inc.(b)	77,920	1,743,850
Ionis Pharmaceuticals, Inc.(b)	84,272	4,016,404
Iovance Biotherapeutics, Inc.(b)	131,800	1,057,036
Krystal Biotech, Inc.(b)	14,302	2,626,419
Mereo Biopharma Group PLC, ADR(b)	22,977	82,717
Moderna, Inc.(b)	80,553	9,565,669
Mural Oncology PLC(b)	14,952	46,949
Natera, Inc.(b)	29,208	3,162,934
Neurocrine Biosciences, Inc.(b)	49,059	6,753,953
Nkarta, Inc.(b)	28,988	171,319
Novavax, Inc.(b)	26,612	336,908
Nuvalent, Inc., Class A(b)	36,495	2,768,511
Praxis Precision Medicines, Inc.(b)	1,572	65,018
Pyxis Oncology, Inc.(b)	226,657	750,235
Rallybio Corp.(b)	377,375	505,682
Regeneron Pharmaceuticals, Inc.(b)	33,720	35,440,732
Rhythm Pharmaceuticals, Inc.(b)	38,129	1,565,577
Roivant Sciences Ltd.(b)	379,710	4,013,535
Sage Therapeutics, Inc.(b)	22,773	247,315
Sarepta Therapeutics, Inc.(b)	79,513	12,563,054
Scholar Rock Holding Corp.(b)	284,850	2,372,800
TScan Therapeutics, Inc.(b)	154,087	901,409
Ultragenyx Pharmaceutical, Inc.(b)	91,475	3,759,622
uniQure NV(b)	156,394	700,645
Vaxcyte, Inc.(b)	71,075	5,366,873
Vertex Pharmaceuticals, Inc.(b)	65,186	30,553,982
Xencor, Inc.(b)	97,385	1,843,498
Xenon Pharmaceuticals, Inc.(b)	99,684	3,886,679
		319,343,924
Health Care Equipment & Supplies—0.0%
Willow Laboratories, Inc.(a),(b),(c)	130,000	13
Health Care Providers & Services—0.4%
Guardant Health, Inc.(b)	67,056	1,936,577
Life Sciences Tools & Services—4.0%
Adaptive Biotechnologies Corp.(b)	381,660	1,381,609

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2024
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Avantor, Inc.(b)	84,727	$ 1,796,212
Charles River Laboratories International, Inc.(b)	14,134	2,919,802
Codexis, Inc.(b)	492,648	1,527,209
Illumina, Inc.(b)	61,039	6,371,251
IQVIA Holdings, Inc.(b)	1,647	348,242
Medpace Holdings, Inc.(b)	5,284	2,176,215
Quanterix Corp.(b)	63,117	833,776
Thermo Fisher Scientific, Inc.	984	544,152
		17,898,468
Pharmaceuticals—11.5%
Amylyx Pharmaceuticals, Inc.(b)	35,392	67,245
Arvinas, Inc.(b)	61,492	1,636,917
AstraZeneca PLC, ADR	270,376	21,086,624
Axsome Therapeutics, Inc.(b)	21,055	1,694,927
Eli Lilly & Co.	7,661	6,936,116
Fulcrum Therapeutics, Inc.(b)	256,888	1,592,706
Fusion Pharmaceuticals, Inc.(b)	3,256	4,493
Intra-Cellular Therapies, Inc.(b)	88,587	6,067,324
Jazz Pharmaceuticals PLC(b)	13,116	1,399,871
Marinus Pharmaceuticals, Inc.(b)	329,912	385,997
Oculis Holding AG(b),(d)	188,186	2,248,823
Royalty Pharma PLC, Class A	155,069	4,089,169
Spectrum Pharmaceuticals, Inc. CVR(a),(b),(c)	34,880	0
Structure Therapeutics, Inc., ADR(b)	31,603	1,241,050
Tarsus Pharmaceuticals, Inc.(b)	102,555	2,787,445
Tetraphase Pharmaceuticals, Inc. CVR(a),(b),(c)	14,218	853
		51,239,560
Total Common Stocks		390,418,542
Warrants—0.0%
Pharmaceuticals—0.0%
HiberCell, Inc. Series C (expiration date 09/15/28, exercise price $0.46)(a),(b),(c)	719,652	1
	Shares or Principal Amount	Value
Short-Term Investment—1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(e)	5,182,399	$ 5,182,399
Total Short-Term Investment		5,182,399
Total Investments Before Milestone Interests—96.1% (Cost $392,611,024)		427,969,465
	Interests	Value
Milestone Interests(a),(b),(c)—2.5%
Biotechnology—0.0%
Amphivena Milestone Interest	1	$ 0
Pharmaceuticals—2.5%
Afferent Milestone Interest	1	128,944
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	11,166,290
		11,295,234
Total Milestone Interests		11,295,234
Total Investments (Cost $394,278,579)—98.6%		439,264,699
Other Assets in Excess of Liabilities 1.4%		6,448,139
Net Assets—100.0%		$445,712,838

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Foreign security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of June 30, 2024.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2024
abrdn Life Sciences Investors

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—(0.1)%
Call Options Written—(0.1)%
Akero Therapeutics, Inc. Jul24 25 Call	90	(225,000)	(7,425)
Alkermes PLC Jul24 25 Call	270	(675,000)	(8,100)
Alnylam Pharmaceuticals, Inc. Jul24 260 Call	17	(442,000)	(3,655)
Amgen, Inc. Jul24 320 Call	14	(448,000)	(1,176)
Ardelyx, Inc. Jul24 7 Call	921	(644,700)	(69,075)
Argenx SE Jul24 470 Call	10	(470,000)	(1,400)
Arrowhead Pharmaceuticals, Inc. Jul24 26 Call	167	(434,200)	(19,539)
Ascendis Pharma AS Jul24 130 Call	34	(442,000)	(32,130)
Axsome Therapeutics, Inc. Jul24 82.5 Call	52	(429,000)	(9,308)
Biogen, Inc. Jul24 225 Call	20	(450,000)	(17,100)
Biogen, Inc. Jul24 240 Call	56	(1,344,000)	(11,200)
Charles River Laboratories International, Inc. Jul24 220 Call	20	(440,000)	(3,300)
Cytokinetics, Inc. Jul24 55 Call	82	(451,000)	(12,300)
Gilead Sciences, Inc. Jul24 71 Call	158	(1,121,800)	(1,106)
Immunovant, Inc. Jul24 30 Call	150	(450,000)	(4,350)
Intellia Therapeutics, Inc. Jul24 25 Call	180	(450,000)	(7,200)
Ionis Pharmaceuticals, Inc. Jul24 50 Call	90	(450,000)	(6,750)
Natera, Inc. Jul24 115 Call	39	(448,500)	(6,825)
Neurocrine Biosciences, Inc. Jul24 140 Call	32	(448,000)	(9,280)
Roivant Sciences Ltd. Jul24 11 Call	409	(449,900)	(6,135)
Royalty Pharma PLC Jul24 27.5 Call	156	(429,000)	(6,240)
Vaxcyte, Inc. Jul24 75 Call	57	(427,500)	(21,660)
Xenon Pharmaceuticals, Inc. Jul24 40 Call	107	(428,000)	(4,815)
Total Call Options Written (Premiums received $(185,879))			(270,069)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4

Notes to Portfolio of Investments  (concluded)
June 30, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5